Supplement Dated May 20, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated May 20, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective May 3, 2010, in the summary prospectus, for the JNL/Credit Suisse Commodity Securities Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mika Toikka	2010	Managing Director
Christopher Burton, CFA	2009	Director
Andrew B. Karsh	2009	Director

Effective May 3, 2010, in the summary prospectus, for the JNL/Credit Suisse Long/Short Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Mika Toikka	2010	Managing Director

Effective May 3, 2010, for the JNL/Credit Suisse Commodity Securities Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the second and third paragraphs in its entirety and replace with the following:

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Mika Toikka, Andrew Karsh, and Christopher Burton.

Mika Toikka, Managing Director, is Global Head of Quantitative Equities Group and Quantitative Strategies. Mr. Toikka joined Credit Suisse Asset Management, LLC in May 2010. From September 2000 to April 2010 he held positions within Credit Suisse Group AG’s Investment Banking Division. Within the Arbitrage Trading area, his responsibilities have included running a variety of trading strategies and serving as the Head of Risk and Strategy for Global Arbitrage Trading.  Mr. Toikka holds a Master of Science degree in Applied Economics from the University of California Santa Cruz and a Bachelors degree in Economics from the University of California at Davis.

Effective May 3, 2010, for the JNL/Credit Suisse Long/Short Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the second and third paragraphs in its entirety and replace with the following:

The portfolio management group from the Credit Suisse Quantitative Equities Group manages the Fund.  Mr. Mika Toikka is responsible for the day-to-day management of the Fund.  Mr. Toikka has been a portfolio manager for the Fund since May 2010.

Mika Toikka, Managing Director, is Global Head of Quantitative Equities Group and Quantitative Strategies. Mr. Toikka joined Credit Suisse Asset Management, LLC in May 2010. From September 2000 to April 2010 he held positions within Credit Suisse Group AG’s Investment Banking Division. Within the Arbitrage Trading area, his responsibilities have included running a variety of trading strategies and serving as the Head of Risk and Strategy for Global Arbitrage Trading.  Mr. Toikka holds a Master of Science degree in Applied Economics from the University of California Santa Cruz and a Bachelors degree in Economics from the University of California at Davis.

Effective May 3, 2010, for the JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete each bullet in its entirety for David L. Berdon, Sean A. Butkus, J. Kelly Flynn, and John Arege.

This Supplement is dated May 20, 2010.

(To be used with JMV2731 05/10, VC4224 05/10, VC5869 05/10, VC5890 05/10, VC5995 05/10, VC3723 05/10, VC3656 05/10, VC5526 05/10, VC3657 05/10, FVC4224FT 05/10, VC5825 05/10, VC5884 05/10, VC5885 05/10, NV4224 05/10, NV3174CE 05/10, NV5526 05/10, NV3784 05/10, NV5869 05/10, NV5890 05/10, HR105 05/10 and VC2440 05/10.)

CMX5610 05/10

Supplement Dated May 20, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable life product.

Effective May 3, 2010, for the JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled “The Sub-Adviser and Portfolio Management,” please delete each bullet in its entirety for David L. Berdon, Sean A. Butkus, J. Kelly Flynn, and John Arege.

This Supplement is dated May 20, 2010.

(To be used with NV5825 05/10.)

NMU5611NY 05/10

Supplement Dated May 20, 2010
To The Statement of Additional Information
Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please remove all references to David L. Berdon, Sean A. Butkus, J. Kelly Flynn, and John Arege for the JNL/Goldman Sachs Mid Cap Value Fund.

On page 93, please delete the table for Jordan Low in its entirety in the section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest” and replace with the following:

JNL/Credit Suisse Long/Short Fund
Mika Toikka	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	7	$685
other pooled investment vehicles:	13	$1,704
other accounts:	72	$4,353

On page 94, please delete the table for Jordan Low in its entirety in the section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest” and replace with the following:

JNL/Credit Suisse Commodity Securities Fund
Mika Toikka	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	7	$685
other pooled investment vehicles:	13	$1,704
other accounts:	72	$4,353

On page 95, please delete the tables in its entirety entitled “Security Ownership of Portfolio Managers for the JNL/Credit Suisse Commodity Securities Fund” and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Credit Suisse Commodity Securities Fund

Security Ownership of Portfolio Managers	Mika Toikka	Christopher Burton	Andrew Karsh
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 95, please delete the tables in its entirety entitled “Security Ownership of Portfolio Managers for the JNL/Credit Suisse Long/Short Fund” and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Credit Suisse Long/Short Fund

Security Ownership of Portfolio Managers	Mika Toikka
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated May 20, 2010.

(To be used with V3180 05/10 and V3180PROXY 05/10.)

CMX5612 05/10